UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Westfield Capital Dividend Growth Fund

Semi-Annual Report	APRIL 30, 2022

Investment Adviser: Westfield Capital Management Company L.P

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-454-0738; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%

	Shares	Value

COMMUNICATION SERVICES — 2.7%

Cogent Communications Holdings	33,850	$1,980,225

Nexstar Media Group, Cl A	13,090	2,073,718

		4,053,943

CONSUMER DISCRETIONARY — 7.8%

Ford Motor	198,450	2,810,052

Home Depot	18,160	5,455,264

Wyndham Hotels & Resorts	37,690	3,315,212

		11,580,528

CONSUMER STAPLES — 6.9%

Bunge	31,550	3,568,936

Coca-Cola	51,930	3,355,197

PepsiCo	19,450	3,339,760

		10,263,893

ENERGY — 6.3%

Civitas Resources	32,260	1,891,081

ConocoPhillips	41,940	4,006,109

Devon Energy	59,340	3,451,808

		9,348,998

FINANCIALS — 11.4%

American Financial Group	17,100	2,368,008

American International Group	62,010	3,628,205

Ares Management, Cl A	47,180	3,124,260

Arthur J Gallagher	21,954	3,699,029

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued

East West Bancorp	26,280	$1,873,764

JPMorgan Chase	18,280	2,181,901

		16,875,167

HEALTH CARE — 12.0%

AbbVie	22,930	3,367,958

Bristol-Myers Squibb	30,340	2,283,692

CVS Health	29,090	2,796,422

Gilead Sciences	38,690	2,295,865

Johnson & Johnson	22,870	4,127,120

Quest Diagnostics	22,239	2,976,468

		17,847,525

INDUSTRIALS — 6.8%

IDEX	15,260	2,896,653

Trane Technologies PLC	16,330	2,284,404

Union Pacific	20,810	4,875,575

		10,056,632

INFORMATION TECHNOLOGY — 27.1%

Apple	44,690	7,045,378

Broadcom	13,240	7,340,123

Cisco Systems	69,860	3,421,743

Fidelity National Information Services	29,010	2,876,342

Global Payments	14,740	2,019,085

Hewlett Packard Enterprise	159,690	2,460,823

International Business Machines	24,120	3,188,905

Microchip Technology	28,460	1,855,592

Microsoft	23,498	6,521,165

Silicon Motion Technology ADR	44,590	3,385,719

		40,114,875

MATERIALS — 5.6%

Freeport-McMoRan	78,390	3,178,714

Newmont	37,060	2,699,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued

Packaging Corp of America	14,640	$2,359,529

		8,238,064

REAL ESTATE — 9.6%

Alexandria Real Estate Equities †	17,760	3,235,162

National Health Investors †	46,890	2,416,242

PS Business Parks †	16,290	3,049,488

Sun Communities †	18,190	3,193,618

UMH Properties†	98,770	2,323,070

		14,217,580

TOTAL COMMON STOCK

(Cost $118,846,193)		142,597,205

TOTAL INVESTMENTS— 96.2%

(Cost $118,846,193)		$142,597,205

Percentages are based on Net Assets of $148,276,718.
†	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $118,846,193)	$142,597,205
Cash	5,069,545
Receivable for Investment Securities Sold	574,147
Dividends Receivable	161,788
Prepaid Expenses	9,160

Total Assets	148,411,845

Liabilities:
Payable due to Adviser	69,513
Payable due to Administrator	15,283
Payable due to Trustees	6,129
Chief Compliance Officer Fees Payable	2,908
Payable due to Shareholder Servicing Agent (Investor Class Shares)	1,200
Other Accrued Expenses	40,094

Total Liabilities	135,127

Net Assets	$148,276,718

Net Assets Consist of:
Paid-in Capital	$109,446,840
Total Distributable Earnings	38,829,878

$148,276,718

Institutional Class Shares:
Net Assets	$147,275,830
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	11,398,511
Net Asset Value, Offering and Redemption Price Per Share	$12.92

Investor Class Shares:
Net Assets	$1,000,888
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	77,196
Net Asset Value, Offering and Redemption Price Per Share	$12.97

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income
Dividends	$1,758,468
Interest	876

Total Investment Income	1,759,344

Expenses
Investment Advisory Fees	579,636
Administration Fees	92,743
Trustees’ Fees	13,747
Chief Compliance Officer Fees	4,389
Shareholder Servicing Fees (Investor Class Shares)	1,201
Transfer Agent Fees	42,583
Registration Fees	25,354
Legal Fees	18,014
Printing Fees	12,821
Audit Fees	4,659
Custodian Fees	2,408
Insurance and Other Expenses	17,358

Total Expenses	814,913

Less:
Waiver of Investment Advisory Fees	(79,450)

Net Expenses	735,463

Net Investment Income	1,023,881

Net Realized Gain on Investments	14,673,853
Net Change in Unrealized Depreciation on Investments	(22,154,559)

Net Realized and Unrealized Loss on Investments	(7,480,706)

Net Decrease in Net Assets Resulting from Operations	$(6,456,825)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:

Net Investment Income	$1,023,881	$1,821,285

Net Realized Gain on Investments	14,673,853	27,947,027

Net Change in Unrealized Appreciation (Depreciation) on Investments	(22,154,559)	13,597,999

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,456,825)	43,366,311

Distributions:

Institutional Class Shares	(29,811,947)	(10,801,597)

Investor Class Shares	(177,671)	(74,606)

Total Distributions	(29,989,618)	(10,876,203)

Capital Share Transactions:(1)

Institutional Class Shares

Issued	616,227	1,673,637

Reinvestment of Distributions	29,779,257	10,668,533

Redeemed	(3,720,478)	(9,220,989)

Net Increase in Net Assets from Institutional Class Share Transactions	26,675,006	3,121,181

Investor Class Shares

Issued	140,081	63,000

Reinvestment of Distributions	177,671	74,606

Redeemed	(99,602)	(231,996)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	218,150	(94,390)

Net Increase in Net Assets from Share Transactions	26,893,156	3,026,791

Total Increase (Decrease) in Net Assets	(9,553,287)	35,516,899

Net Assets:

Beginning of Period	157,830,005	122,313,106

End of Period	$148,276,718	$157,830,005

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

	Institutional Class Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Year	$16.50	$13.13	$12.33	$11.69	$12.21	$10.22

Income from Operations:
Net Investment Income(1)	0.09	0.19	0.17	0.19	0.16	0.17
Net Realized and Unrealized Gain (Loss)	(0.53)	4.33	0.85	1.44	0.81	2.08

Total from Operations	(0.44)	4.52	1.02	1.63	0.97	2.25

Dividends and Distributions from:
Net Investment Income	(0.18)	(0.16)	(0.22)	(0.14)	(0.16)	(0.22)
Net Realized Gains	(2.96)	(0.99)	—	(0.85)	(1.33)	(0.04)

Total Dividends and Distributions	(3.14)	(1.15)	(0.22)	(0.99)	(1.49)	(0.26)

Net Asset Value, End of Year	$12.92	$16.50	$13.13	$12.33	$11.69	$12.21

Total Return†	(4.18%)	36.30%	8.28%	16.30%	8.31%	22.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$147,276	$156,827	$121,448	$131,791	$115,153	$109,181
Ratio of Expenses to Average Net Assets	0.95%**	0.95%(2)	0.95%(2)	0.95%(2)	0.95%(2)	0.95%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.05%**	1.05%	1.09%	1.13%	1.08%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.33%**	1.25%	1.39%	1.71%	1.31%	1.56%
Portfolio Turnover Rate	45%***	62%	76%	71%	69%	122%

**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.95%, 0.95%, 0.95% and 0.95%, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

	Investor Class Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Year	$16.53	$13.16	$12.36	$11.71	$12.23	$10.24

Income from Operations:
Net Investment Income(1)	0.08	0.15	0.14	0.17	0.12	0.14
Net Realized and Unrealized Gain (Loss)	(0.53)	4.34	0.85	1.45	0.82	2.09

Total from Operations	(0.45)	4.49	0.99	1.62	0.94	2.23

Dividends and Distributions from:
Net Investment Income	(0.15)	(0.13)	(0.19)	(0.12)	(0.13)	(0.20)
Net Realized Gains	(2.96)	(0.99)	—	(0.85)	(1.33)	(0.04)

Total Dividends and Distributions	(3.11)	(1.12)	(0.19)	(0.97)	(1.46)	(0.24)

Net Asset Value, End of Year	$12.97	$16.53	$13.16	$12.36	$11.71	$12.23

Total Return†	(4.27%)	35.93%	8.02%	16.08%	8.06%	22.11%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,001	$1,003	$865	$734	$635	$471
Ratio of Expenses to Average Net Assets(2)	1.20%**	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.30%**	1.30%	1.34%	1.38%	1.33%	1.31%
Ratio of Net Investment Income to Average Net Assets	1.07%**	0.98%	1.11%	1.46%	1.03%	1.29%
Portfolio Turnover Rate	45%***	62%	76%	71%	69%	122%

**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.20%, 1.20%, 1.20% and 1.20%, respectively

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the Westfield Capital Dividend Growth Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is classified as a diversified investment company under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital by investing in equity securities from a variety of economic sectors with a history or prospect of paying stable or increasing dividends.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six months ended April 30, 2022, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for which the Administrator is paid an asset based fee which will vary depending on the number of share classes and average daily net assets of the Fund. For the six months ended April 30, 2022, the Fund paid $92,743 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2022, the Fund incurred shareholder servicing fees of $1,201. This fee represents 0.25% of the Average Net Assets of the Fund’s Investor Class Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2022, the Fund earned cash management credits of $0.

Brown Brothers Harriman & Co. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.95% of the average daily net assets of each class until February 28, 2023. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2022. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.95% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board,

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023. As of April 30, 2022, fees for the Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $241,178, $131,597 and $150,022 expiring in 2023, 2024 and 2025, respectively.

6. Share Transactions:

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Share Transactions:
Institutional Class
Issued	43,857	111,684
Reinvested	2,096,727	772,991
Redeemed	(243,942)	(629,921)

Net Increase in Institutional Class Shares	1,896,642	254,754

Investor Class
Issued	9,992	4,209
Reinvested	12,482	5,396
Redeemed	(5,940)	(14,705)

Net Increase (Decrease) in Investor Class Shares	16,534	(5,100)

7. Investment Transactions:

For the six months ended April 30, 2022, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$68,117,357	$71,010,735

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2022.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of distribution reclassification for REITs.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

The tax character of dividends and distributions declared for during the years ended October 31, 2021 and October 31, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2021	$1,622,563	$9,253,640	$10,876,203
2020	2,322,989	—	2,322,989

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,575,713
Undistributed Long-Term Capital Gain	25,802,010
Net Unrealized Appreciation	45,898,597
Other Temporary Differences	1

Total Distributable Earnings	$75,276,321

For Federal income tax purposes, the cost of securities owned at October 31, 2021, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to deferred wash sale losses, which is a temporary adjustment for Federal income tax purposes in the current period. The Fund had no capital loss carryforwards at October 31, 2021.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2022 was as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$118,846,193	$28,472,383	$(4,721,371)	$23,751,012

9. Risks:

Dividend Paying Stocks Risk – The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and through American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. Please review the Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in the Fund.

10.Other:

At April 30, 2022, the percentages held by a limited number of shareholders for the Fund, each owning 10% or greater of the aggregate shares outstanding, was as follows:

	No. of Shareholders	% Ownership
Institutional Class Shares	3	65%
Investor Class Shares	1	85%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.Subsequent Events:

On February 22, 2022, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the reorganization (the “Reorganization”) of the Fund into the Harbor Dividend Growth Leaders ETF, a series of the Harbor ETF Trust, subject to shareholder approval. Subsequently, at a Special Meeting of Shareholders held on May 16, 2022, the Fund’s shareholders approved the Reorganization. There were 11,482,786 outstanding shares, and 7,366,409 shares were voted, representing 64.15% of the eligible outstanding shares. The results of the vote are set forth below. The Reorganization of the Fund was consummated as of the close of business on May 20, 2022.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

	Number of Shares	Percentage of Outstanding Shares	Percentage of Shares Voted

For	7,364,457	64.13%	99.97%

Against:	181	0.00%	0.00%

Abstain:	1,771	0.02%	0.02%

Total:	7,366,409	64.15%	100%

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/ or adjustments were required for the financial statements as of April 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2022 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Westfield Capital Dividend Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$958.20	0.95%	$4.61
Investor Class	1,000.00	957.30	1.20	5.82
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class	1,000.00	1,018.84	1.20	6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

NOTES

NOTES

Westfield Capital

P.O. Box 219009

Kansas City, MO 64121-9009

866-454-0738

Adviser:

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

WCM-SA-001-1100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022